Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue		$ 3,000,000
Expenses
Research and development	2,242,216	2,379,832
Sales and marketing	252,359
General and administrative	2,665,154	1,466,951
Total expenses	5,159,729	3,846,783
Operating income (loss)	(5,159,729)	(846,783)
Interest and other income (expense)
Interest income	1,085	1,772
Interest expense	(4,130,394)	(2,860,267)
Other income (expense)	(4,585,475)	(1,965)
Net loss	$ (13,874,513)	$ (3,707,243)
Basic and diluted net loss per common share	$ (10.92)	$ (6.92)
Weighted-average common shares outstanding used to calculate basic and diluted net loss per common share	1,270,033	535,648